Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
September 30, 2025
MCQ-NPRT1-1125
1.9896346.106
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Aptiv PLC	40,455	3,488,030
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	30,722	352,074
Liberty Global Ltd Class C (b)	27,117	318,625

TOTAL BELGIUM		670,699
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	8,675	2,202,843
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	69,296	1,302,072
CANADA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	22,128	1,419,290
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	32,194	3,488,542
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	25,333	871,962
TOTAL CANADA		5,779,794
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	27,774	965,147
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	8,207	371,366
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	19,002	922,357
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	22,984	671,133
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)	484	83,310
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	11,213	1,424,163
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	5,596	1,421,384
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	75,310	2,970,980
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	81,982	5,765,794
TOTAL UNITED KINGDOM		10,158,158
UNITED STATES - 98.2%
Communication Services - 3.4%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)(c)	2,780	136,442
Frontier Communications Parent Inc (b)	45,762	1,709,211
GCI Liberty Inc/DEL Class A (b)(d)	9,740	0
GCI LLC Class A	660	24,786
GCI LLC Class C	3,251	121,165
Iridium Communications Inc	16,608	289,976
		2,281,580
Entertainment - 1.8%
Electronic Arts Inc	46,684	9,416,163
Liberty Media Corp-Liberty Formula One Class A (b)	2,914	277,471
Liberty Media Corp-Liberty Formula One Class C (b)	26,737	2,792,680
Liberty Media Corp-Liberty Live Class A (b)	3,647	343,912
Liberty Media Corp-Liberty Live Class C (b)	8,456	819,978
Madison Square Garden Sports Corp Class A (b)	3,025	686,674
Roku Inc Class A (b)	20,813	2,084,006
Take-Two Interactive Software Inc (b)	22,282	5,756,778
TKO Group Holdings Inc Class A	7,296	1,473,500
Warner Bros Discovery Inc (b)	432,258	8,441,999
		32,093,161
Interactive Media & Services - 0.3%
IAC Inc Class A (b)	12,963	441,649
Match Group Inc	45,794	1,617,444
Pinterest Inc Class A (b)	55,083	1,772,020
Trump Media & Technology Group Corp (b)(c)	13,953	229,108
ZoomInfo Technologies Inc (b)	54,614	595,839
		4,656,060
Media - 1.2%
Charter Communications Inc Class A (b)	16,441	4,523,002
DoubleVerify Holdings Inc (b)	13,809	165,432
Fox Corp Class A	39,284	2,477,249
Fox Corp Class B	27,533	1,577,366
Interpublic Group of Cos Inc/The	69,469	1,938,880
Liberty Broadband Corp Class A (b)	2,897	183,467
Liberty Broadband Corp Class C (b)	16,162	1,026,933
New York Times Co/The Class A	29,823	1,711,840
News Corp Class A	69,927	2,147,458
News Corp Class B	23,489	811,545
Nexstar Media Group Inc	4,918	972,485
NIQ Global Intelligence Plc (c)	4,396	69,017
Omnicom Group Inc	36,292	2,958,887
Sirius XM Holdings Inc (c)	35,870	834,874
		21,398,435
TOTAL COMMUNICATION SERVICES		60,429,236

Consumer Discretionary - 8.2%
Automobile Components - 0.3%
BorgWarner Inc	40,549	1,782,534
Gentex Corp	42,692	1,208,184
Lear Corp	10,140	1,020,185
QuantumScape Corp Class A (b)(c)	77,772	958,151
		4,969,054
Automobiles - 0.7%
Ford Motor Co	724,564	8,665,785
Harley-Davidson Inc	20,576	574,070
Lucid Group Inc (b)(c)	23,378	556,163
Rivian Automotive Inc Class A (b)(c)	144,027	2,114,316
Thor Industries Inc (c)	9,424	977,175
		12,887,509
Broadline Retail - 0.6%
Dillard's Inc Class A	546	335,506
eBay Inc	85,613	7,786,503
Etsy Inc (b)	8,034	533,377
Macy's Inc	51,334	920,419
Ollie's Bargain Outlet Holdings Inc (b)	11,411	1,465,172
		11,040,977
Distributors - 0.4%
Genuine Parts Co	25,861	3,584,335
LKQ Corp	49,286	1,505,194
Pool Corp	5,524	1,712,827
		6,802,356
Diversified Consumer Services - 0.3%
ADT Inc	94,443	822,599
Bright Horizons Family Solutions Inc (b)	9,233	1,002,427
Grand Canyon Education Inc (b)	3,701	812,443
H&R Block Inc	20,591	1,041,287
Service Corp International/US	25,760	2,143,747
		5,822,503
Hotels, Restaurants & Leisure - 1.2%
Aramark	48,413	1,859,059
Boyd Gaming Corp	10,443	902,797
Caesars Entertainment Inc (b)	39,128	1,057,434
Carnival Corp (b)	138,229	3,996,201
Choice Hotels International Inc (c)	3,670	392,360
Churchill Downs Inc	2,095	203,236
Darden Restaurants Inc	1,088	207,112
Domino's Pizza Inc	4,120	1,778,645
Hyatt Hotels Corp Class A (c)	7,553	1,071,997
MGM Resorts International (b)	38,434	1,332,122
Norwegian Cruise Line Holdings Ltd (b)	8,130	200,242
Penn Entertainment Inc (b)	27,997	539,222
Travel + Leisure Co	7,629	453,849
Vail Resorts Inc	1,284	192,048
Wendy's Co/The (c)	20,613	188,815
Wyndham Hotels & Resorts Inc	1,440	115,056
Wynn Resorts Ltd	15,285	1,960,607
Yum! Brands Inc	34,394	5,227,889
		21,678,691
Household Durables - 2.3%
DR Horton Inc	49,647	8,413,677
Garmin Ltd	30,149	7,423,287
Lennar Corp Class A	41,382	5,215,788
Lennar Corp Class B	2,457	294,815
Mohawk Industries Inc (b)	9,601	1,237,761
Newell Brands Inc	76,905	402,981
NVR Inc (b)	522	4,194,093
PulteGroup Inc	36,659	4,843,754
SharkNinja Inc (b)	12,699	1,309,902
Toll Brothers Inc	18,338	2,533,211
TopBuild Corp (b)	4,942	1,931,630
Whirlpool Corp (c)	10,102	794,017
		38,594,916
Leisure Products - 0.2%
Brunswick Corp/DE	12,689	802,452
Hasbro Inc	24,819	1,882,521
Mattel Inc (b)	60,395	1,016,448
YETI Holdings Inc (b)	15,710	521,257
		4,222,678
Specialty Retail - 1.8%
AutoNation Inc (b)	5,225	1,143,073
Bath & Body Works Inc	40,227	1,036,248
Best Buy Co Inc	36,321	2,746,594
CarMax Inc (b)	16,413	736,451
Dick's Sporting Goods Inc	11,847	2,632,640
Five Below Inc (b)	10,019	1,549,939
Floor & Decor Holdings Inc Class A (b)	13,849	1,020,671
GameStop Corp Class A (b)(c)	76,446	2,085,447
Gap Inc/The	43,349	927,235
Lithia Motors Inc Class A	4,309	1,361,644
Penske Automotive Group Inc	3,588	623,989
Restoration Hardware Inc (b)	2,431	493,882
Ross Stores Inc	48,153	7,338,037
Ulta Beauty Inc (b)	6,301	3,445,072
Valvoline Inc (b)	3,856	138,469
Wayfair Inc Class A (b)	14,516	1,296,714
Williams-Sonoma Inc	18,724	3,659,606
		32,235,711
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co	6,384	333,883
Crocs Inc (b)	3,320	277,386
Lululemon Athletica Inc (b)	8,523	1,516,497
PVH Corp	9,417	788,862
Ralph Lauren Corp Class A	6,645	2,083,607
Tapestry Inc	3,218	364,342
Under Armour Inc Class A (b)(c)	35,299	176,142
Under Armour Inc Class C (b)(c)	41,993	202,826
VF Corp	67,013	966,998
		6,710,543
TOTAL CONSUMER DISCRETIONARY		144,964,938

Consumer Staples - 5.9%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	1,548	327,278
Brown-Forman Corp Class A (c)	9,598	258,282
Brown-Forman Corp Class B	27,008	731,377
Coca-Cola Consolidated Inc	8,281	970,202
Constellation Brands Inc Class A	27,099	3,649,422
Molson Coors Beverage Co Class B	31,733	1,435,918
Primo Brands Corp Class A	47,767	1,055,651
		8,428,130
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	76,745	1,343,805
BJ's Wholesale Club Holdings Inc (b)	20,789	1,938,574
Casey's General Stores Inc	5,826	3,293,554
Dollar General Corp	40,945	4,231,666
Dollar Tree Inc (b)	36,579	3,451,960
Kroger Co/The	112,809	7,604,455
Maplebear Inc (b)	32,134	1,181,246
Performance Food Group Co (b)	24,730	2,572,909
Sysco Corp	42,052	3,462,562
US Foods Holding Corp (b)	42,464	3,253,592
		32,334,323
Food Products - 2.5%
Archer-Daniels-Midland Co	88,967	5,314,889
Bunge Global SA	25,225	2,049,531
Campbell's Company/The	38,905	1,228,620
Conagra Brands Inc	59,550	1,090,361
Darling Ingredients Inc (b)	26,160	807,559
Flowers Foods Inc	626	8,168
Freshpet Inc (b)	6,712	369,898
General Mills Inc	104,753	5,281,646
Hershey Co/The	23,912	4,472,740
Hormel Foods Corp	53,446	1,322,254
Ingredion Inc	12,144	1,482,904
JM Smucker Co	19,744	2,144,198
Kellanova	51,761	4,245,437
Kraft Heinz Co/The	162,900	4,241,916
Lamb Weston Holdings Inc	25,277	1,468,088
McCormick & Co Inc/MD	47,894	3,204,588
Pilgrim's Pride Corp (c)	7,848	319,571
Post Holdings Inc (b)	9,890	1,062,977
Seaboard Corp	47	171,409
Smithfield Foods Inc	8,374	196,622
Tyson Foods Inc Class A	52,473	2,849,284
		43,332,660
Household Products - 0.4%
Church & Dwight Co Inc	45,978	4,029,052
Clorox Co/The	23,349	2,878,932
Reynolds Consumer Products Inc	11,380	278,468
		7,186,452
Personal Care Products - 0.7%
BellRing Brands Inc (b)	23,795	864,948
Coty Inc Class A (b)	70,052	283,010
elf Beauty Inc (b)	10,177	1,348,249
Estee Lauder Cos Inc/The Class A	43,527	3,835,599
Kenvue Inc	354,681	5,756,473
		12,088,279
TOTAL CONSUMER STAPLES		103,369,844

Energy - 6.6%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	183,410	8,935,735
Halliburton Co	160,125	3,939,075
NOV Inc	70,380	932,535
Weatherford International PLC	13,285	909,093
		14,716,438
Oil, Gas & Consumable Fuels - 5.8%
Antero Midstream Corp	61,901	1,203,355
Antero Resources Corp (b)	53,856	1,807,407
APA Corp	66,207	1,607,506
Cheniere Energy Inc	22,487	5,283,995
Chord Energy Corp	10,594	1,052,726
Civitas Resources Inc	17,021	553,183
Coterra Energy Inc	140,457	3,321,808
Devon Energy Corp	115,854	4,061,841
Diamondback Energy Inc	35,566	5,089,495
DT Midstream Inc	18,763	2,121,345
EQT Corp	115,327	6,277,249
Expand Energy Corp	40,870	4,342,029
HF Sinclair Corp	26,725	1,398,787
Kinder Morgan Inc	360,922	10,217,702
Marathon Petroleum Corp	56,983	10,982,903
Matador Resources Co	21,885	983,293
Occidental Petroleum Corp	131,313	6,204,539
ONEOK Inc	116,336	8,489,038
Ovintiv Inc	47,764	1,928,710
Permian Resources Corp Class A	126,270	1,616,256
Phillips 66	70,251	9,555,541
Range Resources Corp	43,891	1,652,057
Valero Energy Corp	57,909	9,859,586
Viper Energy Inc Class A	31,639	1,209,243
		100,819,594
TOTAL ENERGY		115,536,032

Financials - 16.9%
Banks - 3.2%
Bank OZK	19,737	1,006,192
BOK Financial Corp	4,093	456,124
Citizens Financial Group Inc	80,446	4,276,509
Columbia Banking System Inc	55,803	1,436,369
Comerica Inc	23,824	1,632,420
Commerce Bancshares Inc/MO	22,794	1,362,169
Cullen/Frost Bankers Inc	10,994	1,393,709
East West Bancorp Inc	25,277	2,690,737
Fifth Third Bancorp	123,422	5,498,450
First Citizens BancShares Inc/NC Class A	1,767	3,161,446
First Hawaiian Inc	23,127	574,243
First Horizon Corp	92,973	2,102,120
FNB Corp/PA	67,213	1,082,801
Huntington Bancshares Inc/OH	268,909	4,644,058
KeyCorp	176,707	3,302,654
M&T Bank Corp	28,966	5,724,262
Pinnacle Financial Partners Inc	13,349	1,252,003
Prosperity Bancshares Inc	17,699	1,174,329
Regions Financial Corp	166,754	4,397,303
SOUTHSTATE BANK CORP	18,741	1,852,923
Synovus Financial Corp	25,768	1,264,693
TFS Financial Corp	9,644	127,060
Webster Financial Corp	30,941	1,839,133
Western Alliance Bancorp	15,922	1,380,756
Wintrust Financial Corp	12,205	1,616,430
Zions Bancorp NA	26,819	1,517,419
		56,766,312
Capital Markets - 5.9%
Affiliated Managers Group Inc	5,142	1,226,007
Ameriprise Financial Inc	1,666	818,423
Bank of New York Mellon Corp/The	121,269	13,213,470
Carlyle Group Inc/The	48,396	3,034,429
Cboe Global Markets Inc	19,566	4,798,562
Coinbase Global Inc Class A (b)	35,207	11,882,010
Evercore Inc Class A	6,826	2,302,546
FactSet Research Systems Inc	4,753	1,361,687
Franklin Resources Inc	58,113	1,344,154
Hamilton Lane Inc Class A	2,700	363,932
Houlihan Lokey Inc Class A	6,189	1,270,725
Invesco Ltd	68,166	1,563,728
Janus Henderson Group PLC	23,217	1,033,389
Jefferies Financial Group Inc	21,783	1,425,044
Lazard Inc	13,943	735,912
MarketAxess Holdings Inc	7,012	1,221,841
Morningstar Inc	1,607	372,840
MSCI Inc	7,179	4,073,436
Nasdaq Inc	76,522	6,768,371
Northern Trust Corp	35,268	4,747,073
Raymond James Financial Inc	33,881	5,847,861
Robinhood Markets Inc Class A (b)	118,920	17,026,966
SEI Investments Co	19,234	1,632,005
State Street Corp	52,670	6,110,247
Stifel Financial Corp	18,610	2,111,677
T Rowe Price Group Inc	40,933	4,201,363
TPG Inc Class A	1,557	89,449
Tradeweb Markets Inc Class A	20,008	2,220,488
Virtu Financial Inc Class A	15,193	539,352
		103,336,987
Consumer Finance - 0.8%
Ally Financial Inc	45,266	1,774,427
Credit Acceptance Corp (b)(c)	761	355,334
OneMain Holdings Inc	22,042	1,244,491
SLM Corp	33,459	926,145
SoFi Technologies Inc Class A (b)	180,739	4,775,124
Synchrony Financial	68,763	4,885,612
		13,961,133
Financial Services - 1.6%
Affirm Holdings Inc Class A (b)	20,111	1,469,712
Block Inc Class A (b)	63,715	4,604,683
Corebridge Financial Inc	49,970	1,601,539
Euronet Worldwide Inc (b)	7,683	674,644
Fidelity National Information Services Inc	98,062	6,466,208
Global Payments Inc	45,521	3,781,885
Jack Henry & Associates Inc	13,633	2,030,363
MGIC Investment Corp	43,261	1,227,315
Mr Cooper Group Inc	11,614	2,448,115
Rocket Cos Inc Class A (c)	47,157	913,903
UWM Holdings Corp Class A	28,822	175,525
Voya Financial Inc	17,924	1,340,715
Western Union Co/The	64,202	512,974
WEX Inc (b)	5,861	923,283
		28,170,864
Insurance - 5.0%
Allstate Corp/The	48,910	10,498,533
American Financial Group Inc/OH	12,228	1,781,864
Arch Capital Group Ltd	67,884	6,159,115
Assurant Inc	9,382	2,032,141
Assured Guaranty Ltd	8,567	725,197
Axis Capital Holdings Ltd	14,027	1,343,787
Brighthouse Financial Inc (b)	10,716	568,805
Brown & Brown Inc	46,755	4,385,151
Cincinnati Financial Corp	28,487	4,503,795
CNA Financial Corp (c)	3,929	182,541
Everest Group Ltd	6,777	2,373,509
Fidelity National Financial Inc/US	48,270	2,919,852
First American Financial Corp	18,196	1,168,911
Globe Life Inc	15,333	2,192,159
Hanover Insurance Group Inc/The	6,623	1,202,935
Hartford Insurance Group Inc/The	51,951	6,929,745
Kemper Corp	11,643	600,197
Lincoln National Corp	31,492	1,270,072
Loews Corp	31,598	3,172,123
Markel Group Inc (b)	1,834	3,505,434
Old Republic International Corp	42,262	1,794,867
Primerica Inc	6,097	1,692,466
Principal Financial Group Inc	41,236	3,418,877
Prudential Financial Inc	65,915	6,838,022
Reinsurance Group of America Inc	12,273	2,358,011
RLI Corp	14,561	949,668
Unum Group	31,261	2,431,481
W R Berkley Corp	53,663	4,111,659
White Mountains Insurance Group Ltd	471	787,286
Willis Towers Watson PLC	18,116	6,258,172
		88,156,375
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp	197,894	1,937,382
Annaly Capital Management Inc	118,777	2,400,484
Rithm Capital Corp	97,929	1,115,411
Starwood Property Trust Inc	63,985	1,239,389
		6,692,666
TOTAL FINANCIALS		297,084,337

Health Care - 7.6%
Biotechnology - 1.1%
Biogen Inc (b)	27,819	3,896,886
BioMarin Pharmaceutical Inc (b)	25,387	1,374,960
Caris Life Sciences Inc (b)	2,530	76,533
Exact Sciences Corp (b)	33,241	1,818,615
Exelixis Inc (b)	9,806	404,988
Incyte Corp (b)	22,151	1,878,626
Insmed Inc (b)	2,280	328,343
Ionis Pharmaceuticals Inc (b)	2,493	163,092
Moderna Inc (b)	67,185	1,735,389
Neurocrine Biosciences Inc (b)	2,858	401,206
Revolution Medicines Inc (b)	32,889	1,535,916
Roivant Sciences Ltd (b)	75,784	1,146,612
Sarepta Therapeutics Inc (b)(c)	3,674	70,797
United Therapeutics Corp (b)	8,324	3,489,504
Viking Therapeutics Inc (b)(c)	19,503	512,539
		18,834,006
Health Care Equipment & Supplies - 1.9%
Align Technology Inc (b)	8,555	1,071,257
Baxter International Inc	71,066	1,618,173
Cooper Cos Inc/The (b)	38,018	2,606,514
DENTSPLY SIRONA Inc	41,491	526,521
Envista Holdings Corp (b)	32,820	668,543
GE HealthCare Technologies Inc	85,731	6,438,399
Globus Medical Inc Class A (b)	21,664	1,240,697
Hologic Inc (b)	42,225	2,849,765
ResMed Inc	20,896	5,719,862
Solventum Corp (b)	28,044	2,047,212
STERIS PLC	18,561	4,592,734
Teleflex Inc	8,954	1,095,611
Zimmer Biomet Holdings Inc	37,488	3,692,568
		34,167,856
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc (b)	17,599	435,751
Cardinal Health Inc	21,951	3,445,429
Centene Corp (b)	91,976	3,281,704
Chemed Corp	2,479	1,109,947
Encompass Health Corp	18,488	2,348,346
Henry Schein Inc (b)	20,249	1,343,926
Humana Inc	22,432	5,836,134
Labcorp Holdings Inc	15,518	4,454,597
Molina Healthcare Inc (b)	4,604	881,021
Quest Diagnostics Inc	20,761	3,956,631
Tenet Healthcare Corp (b)	16,201	3,289,451
Universal Health Services Inc Class B	10,183	2,081,813
		32,464,750
Health Care Technology - 0.1%
Certara Inc (b)	23,220	283,748
Veeva Systems Inc Class A (b)	5,586	1,664,126
		1,947,874
Life Sciences Tools & Services - 2.2%
Agilent Technologies Inc	53,000	6,802,550
Avantor Inc (b)	124,943	1,559,289
Bio-Rad Laboratories Inc Class A (b)	3,535	991,179
Bio-Techne Corp	29,688	1,651,543
Bruker Corp	19,793	643,075
Charles River Laboratories International Inc (b)	9,159	1,433,017
Illumina Inc (b)	29,244	2,777,303
IQVIA Holdings Inc (b)	31,515	5,985,959
Mettler-Toledo International Inc (b)	3,872	4,753,306
QIAGEN NV (c)	39,765	1,776,700
Repligen Corp (b)	8,621	1,152,369
Revvity Inc	22,442	1,967,041
Sotera Health Co (b)	29,648	466,363
Waters Corp (b)	5,356	1,605,782
West Pharmaceutical Services Inc	13,317	3,493,449
		37,058,925
Pharmaceuticals - 0.5%
Elanco Animal Health Inc (b)	92,565	1,864,259
Jazz Pharmaceuticals PLC (b)	11,118	1,465,352
Organon & Co	47,895	511,519
Perrigo Co PLC	4,034	89,837
Royalty Pharma PLC Class A	72,006	2,540,372
Viatris Inc	225,216	2,229,638
		8,700,977
TOTAL HEALTH CARE		133,174,388

Industrials - 17.2%
Aerospace & Defense - 1.7%
ATI Inc (b)	25,918	2,108,170
BWX Technologies Inc	13,903	2,563,296
Curtiss-Wright Corp	6,951	3,773,976
Hexcel Corp	14,707	922,129
Huntington Ingalls Industries Inc	7,255	2,088,787
L3Harris Technologies Inc	34,641	10,579,708
Leonardo DRS Inc	8,495	385,673
Loar Holdings Inc (b)	798	63,840
Spirit AeroSystems Holdings Inc Class A (b)	19,264	743,590
StandardAero Inc (b)	24,076	657,034
Textron Inc	32,994	2,787,663
Woodward Inc	10,962	2,770,207
		29,444,073
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	21,767	2,881,951
Expeditors International of Washington Inc	25,488	3,124,574
GXO Logistics Inc (b)	21,038	1,112,699
		7,119,224
Building Products - 1.2%
A O Smith Corp	21,124	1,550,713
Advanced Drainage Systems Inc	13,129	1,820,992
Allegion plc	15,914	2,822,348
Armstrong World Industries Inc	5,617	1,100,988
Builders FirstSource Inc (b)	20,242	2,454,343
Carlisle Cos Inc (c)	7,042	2,316,536
Fortune Brands Innovations Inc	22,831	1,218,947
Hayward Holdings Inc (b)	36,663	554,344
Masco Corp	39,194	2,758,866
Owens Corning	15,799	2,234,927
Simpson Manufacturing Co Inc	7,109	1,190,473
Trex Co Inc (b)	19,826	1,024,409
		21,047,886
Commercial Services & Supplies - 0.4%
Clean Harbors Inc (b)	9,367	2,175,205
MSA Safety Inc	6,838	1,176,615
Tetra Tech Inc	40,013	1,335,634
Veralto Corp	26,594	2,835,186
		7,522,640
Construction & Engineering - 0.9%
AECOM	24,472	3,192,862
API Group Corp (b)	68,134	2,341,766
EMCOR Group Inc	5,354	3,477,637
Everus Construction Group Inc	9,413	807,165
MasTec Inc (b)	9,081	1,932,528
Quanta Services Inc	6,136	2,542,881
Valmont Industries Inc	3,669	1,422,581
WillScot Holdings Corp	25,119	530,262
		16,247,682
Electrical Equipment - 1.6%
Acuity Inc	5,725	1,971,633
AMETEK Inc	42,718	8,030,984
Generac Holdings Inc (b)	10,889	1,822,819
Hubbell Inc	9,964	4,287,609
nVent Electric PLC	30,122	2,971,234
Regal Rexnord Corp	12,361	1,773,062
Rockwell Automation Inc	19,299	6,745,579
Sensata Technologies Holding PLC	27,250	832,487
		28,435,407
Ground Transportation - 0.9%
Avis Budget Group Inc (b)(c)	2,050	329,179
JB Hunt Transport Services Inc	14,491	1,944,257
Knight-Swift Transportation Holdings Inc	29,575	1,168,508
Landstar System Inc	6,406	785,119
Lyft Inc Class A (b)	61,938	1,363,255
Old Dominion Freight Line Inc	32,656	4,597,313
Ryder System Inc	7,338	1,384,240
Saia Inc (b)	4,967	1,486,921
Schneider National Inc Class B	9,730	205,887
U-Haul Holding Co (b)	1,024	58,440
U-Haul Holding Co Class N	11,426	581,583
XPO Inc (b)	16,842	2,177,166
		16,081,868
Machinery - 4.9%
AGCO Corp	11,522	1,233,661
Allison Transmission Holdings Inc	13,039	1,106,750
CNH Industrial NV Class A	164,511	1,784,944
Crane Co	9,098	1,675,306
Cummins Inc	25,452	10,750,161
Donaldson Co Inc	21,471	1,757,401
Dover Corp	25,134	4,193,105
Esab Corp	10,544	1,178,187
Flowserve Corp	24,160	1,283,862
Fortive Corp	63,518	3,111,747
Gates Industrial Corp PLC (b)	46,889	1,163,785
Graco Inc	30,702	2,608,442
IDEX Corp	14,205	2,312,006
Ingersoll Rand Inc	75,085	6,203,523
ITT Inc	14,359	2,566,815
Lincoln Electric Holdings Inc	10,027	2,364,667
Middleby Corp/The (b)	9,431	1,253,663
Mueller Industries Inc	20,053	2,027,559
Nordson Corp	10,059	2,282,890
Oshkosh Corp	11,826	1,533,832
Otis Worldwide Corp	73,672	6,735,831
Pentair PLC	30,250	3,350,490
RBC Bearings Inc (b)	4,569	1,783,235
Snap-on Inc	9,477	3,284,065
Stanley Black & Decker Inc	28,570	2,123,608
Timken Co/The	11,785	885,996
Toro Co/The	18,293	1,393,927
Westinghouse Air Brake Technologies Corp	31,393	6,293,355
Xylem Inc/NY	45,016	6,639,860
		84,882,673
Marine Transportation - 0.1%
Kirby Corp (b)	10,608	885,237
Passenger Airlines - 1.0%
Alaska Air Group Inc (b)	17,731	882,649
American Airlines Group Inc (b)	116,071	1,304,638
Delta Air Lines 1991 Series K Pass Through Trust	121,257	6,881,335
Southwest Airlines Co	78,643	2,509,498
United Airlines Holdings Inc (b)	60,265	5,815,573
		17,393,693
Professional Services - 2.2%
Amentum Holdings Inc (b)	29,728	711,986
Broadridge Financial Solutions Inc	1,970	469,195
CACI International Inc (b)	4,046	2,018,064
Clarivate PLC (b)(c)	67,838	259,820
Concentrix Corp (c)	8,354	385,537
Dayforce Inc (b)	25,934	1,786,593
Equifax Inc	19,011	4,876,892
FTI Consulting Inc (b)	5,984	967,314
Genpact Ltd	29,761	1,246,688
Jacobs Solutions Inc	22,011	3,298,568
KBR Inc	22,215	1,050,547
Leidos Holdings Inc	23,626	4,464,369
ManpowerGroup Inc	9,109	345,231
Parsons Corp (b)	9,904	821,240
Paychex Inc	41,047	5,203,118
Paycom Software Inc	4,305	896,043
Paylocity Holding Corp (b)	679	108,143
Robert Half Inc	18,925	643,072
Science Applications International Corp	8,865	880,915
SS&C Technologies Holdings Inc	39,108	3,471,226
TransUnion	36,200	3,032,836
Verisk Analytics Inc	10,428	2,622,746
		39,560,143
Trading Companies & Distributors - 1.9%
Air Lease Corp Class A	19,260	1,225,899
Applied Industrial Technologies Inc	7,045	1,839,097
Core & Main Inc Class A (b)	14,735	793,185
Fastenal Co	37,936	1,860,381
Ferguson Enterprises Inc	33,764	7,582,719
MSC Industrial Direct Co Inc Class A	8,133	749,375
QXO Inc (b)(c)	113,361	2,160,661
SiteOne Landscape Supply Inc (b)	5,599	721,151
United Rentals Inc	11,891	11,351,862
Watsco Inc	6,485	2,621,886
Wesco International Inc	8,861	1,874,102
WW Grainger Inc	1,197	1,140,693
		33,921,011
TOTAL INDUSTRIALS		302,541,537

Information Technology - 9.8%
Communications Equipment - 0.5%
Ciena Corp (b)	26,106	3,802,861
F5 Inc (b)	10,650	3,441,974
Lumentum Holdings Inc (b)	11,751	1,912,004
		9,156,839
Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics Inc (b)	9,819	1,188,099
Avnet Inc	16,009	836,951
CDW Corp/DE	22,834	3,637,000
Cognex Corp	31,263	1,416,214
Coherent Corp (b)	28,529	3,073,144
Corning Inc	144,658	11,866,296
Crane NXT Co (c)	9,144	613,288
Flex Ltd (b)	69,060	4,003,408
Ingram Micro Holding Corp (c)	4,029	86,583
IPG Photonics Corp (b)	4,638	367,283
Jabil Inc	6,778	1,471,978
Keysight Technologies Inc (b)	31,982	5,594,291
Littelfuse Inc	4,600	1,191,446
Ralliant Corp	21,100	922,703
TD SYNNEX Corp	14,364	2,352,105
Teledyne Technologies Inc (b)	8,632	5,058,697
Trimble Inc (b)	44,058	3,597,336
Vontier Corp	27,045	1,135,079
Zebra Technologies Corp Class A (b)	9,494	2,821,237
		51,233,138
IT Services - 1.5%
Akamai Technologies Inc (b)	26,521	2,009,231
Amdocs Ltd	20,505	1,682,435
Cognizant Technology Solutions Corp Class A	91,636	6,146,027
DXC Technology Co (b)	34,165	465,669
EPAM Systems Inc (b)	10,198	1,537,756
Globant SA (b)	7,583	435,113
Kyndryl Holdings Inc (b)	39,997	1,201,110
MongoDB Inc Class A (b)	13,237	4,108,500
Okta Inc Class A (b)	18,553	1,701,310
Twilio Inc Class A (b)	21,702	2,172,153
VeriSign Inc	15,591	4,358,776
		25,818,080
Semiconductors & Semiconductor Equipment - 1.8%
Amkor Technology Inc	22,446	637,466
Cirrus Logic Inc (b)	9,658	1,210,051
Entegris Inc	23,560	2,178,358
First Solar Inc (b)	18,886	4,164,930
GlobalFoundries Inc (b)	7,985	286,182
Lattice Semiconductor Corp (b)	3,833	281,036
MACOM Technology Solutions Holdings Inc (b)	8,908	1,108,957
Microchip Technology Inc	98,271	6,310,964
MKS Inc	12,638	1,564,205
ON Semiconductor Corp (b)	78,795	3,885,381
Onto Innovation Inc (b)	7,164	925,732
Qorvo Inc (b)	16,017	1,458,828
Skyworks Solutions Inc	28,345	2,181,998
Teradyne Inc	30,019	4,131,815
Universal Display Corp	8,346	1,198,736
		31,524,639
Software - 1.6%
Aurora Innovation Inc Class A (b)	194,982	1,050,953
BILL Holdings Inc (b)	17,395	921,413
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	102,802	936,526
Circle Internet Group Inc Class A	7,403	981,490
Docusign Inc (b)	9,082	654,721
Dolby Laboratories Inc Class A	11,183	809,314
Dropbox Inc Class A (b)	25,434	768,361
Fair Isaac Corp (b)	770	1,152,328
Gen Digital Inc	90,925	2,581,361
Informatica Inc Class A (b)	19,783	491,410
nCino Inc (b)	17,291	468,759
Nutanix Inc Class A (b)	35,567	2,645,829
Pegasystems Inc	10,756	618,470
PTC Inc (b)	19,524	3,963,762
Rubrik Inc Class A (b)	8,671	713,190
SailPoint Inc (c)	11,135	245,861
SentinelOne Inc Class A (b)	15,948	280,844
Teradata Corp (b)	14,255	306,625
Tyler Technologies Inc (b)	1,370	716,729
UiPath Inc Class A (b)	75,590	1,011,394
Unity Software Inc (b)	55,254	2,212,370
Zoom Communications Inc Class A (b)	48,696	4,017,421
		27,549,131
Technology Hardware, Storage & Peripherals - 1.5%
Hewlett Packard Enterprise Co	243,856	5,989,103
HP Inc	175,993	4,792,289
NetApp Inc	22,556	2,671,984
Pure Storage Inc Class A (b)	8,202	687,410
Sandisk Corp/DE	25,033	2,808,703
Super Micro Computer Inc (b)(c)	51,705	2,478,738
Western Digital Corp	64,152	7,702,089
		27,130,316
TOTAL INFORMATION TECHNOLOGY		172,412,143

Materials - 6.2%
Chemicals - 2.5%
Albemarle Corp	21,719	1,760,977
Ashland Inc	9,591	459,505
Axalta Coating Systems Ltd (b)	42,540	1,217,495
Celanese Corp	9,572	402,790
CF Industries Holdings Inc	30,104	2,700,329
Corteva Inc	127,325	8,610,990
Dow Inc	134,525	3,084,658
DuPont de Nemours Inc	78,412	6,108,295
Eastman Chemical Co	22,673	1,429,533
Element Solutions Inc	42,834	1,078,132
FMC Corp	8,927	300,214
Huntsman Corp	35,941	322,750
International Flavors & Fragrances Inc	48,978	3,014,106
LyondellBasell Industries NV Class A1	48,871	2,396,634
Mosaic Co/The	58,947	2,044,282
NewMarket Corp	1,100	911,031
Olin Corp	22,708	567,473
PPG Industries Inc	42,939	4,513,318
RPM International Inc	24,013	2,830,652
Scotts Miracle-Gro Co/The	8,622	491,023
Westlake Corp (c)	6,786	522,929
		44,767,116
Construction Materials - 0.9%
Eagle Materials Inc	5,639	1,314,113
James Hardie Industries PLC (b)	10,312	198,093
Martin Marietta Materials Inc	11,090	6,989,805
Vulcan Materials Co	24,448	7,520,694
		16,022,705
Containers & Packaging - 1.6%
Amcor PLC	438,152	3,584,083
AptarGroup Inc	12,512	1,672,354
Avery Dennison Corp	14,975	2,428,496
Ball Corp	40,725	2,053,355
Crown Holdings Inc	22,028	2,127,685
Graphic Packaging Holding CO	57,776	1,130,676
International Paper Co	97,781	4,537,038
Packaging Corp of America	16,581	3,613,497
Sealed Air Corp	27,886	985,770
Silgan Holdings Inc	17,856	767,987
Smurfit WestRock PLC	97,120	4,134,398
Sonoco Products Co	19,578	843,616
		27,878,955
Metals & Mining - 1.2%
Alcoa Corp	48,378	1,591,152
Carpenter Technology Corp	7,326	1,798,826
Cleveland-Cliffs Inc (b)	90,923	1,109,260
MP Materials Corp (b)(c)	24,191	1,622,490
Nucor Corp	42,655	5,776,767
Reliance Inc	9,791	2,749,607
Royal Gold Inc	12,213	2,449,684
Steel Dynamics Inc	23,581	3,287,899
		20,385,685
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	11,752	1,044,048
TOTAL MATERIALS		110,098,509

Real Estate - 9.2%
Diversified REITs - 0.2%
WP Carey Inc	40,083	2,708,408
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc	31,707	2,642,461
Healthcare Realty Trust Inc	61,792	1,114,110
Healthpeak Properties Inc	128,135	2,453,785
Medical Properties Trust Inc (c)	95,829	485,853
Omega Healthcare Investors Inc	53,256	2,248,468
Ventas Inc	83,855	5,869,012
		14,813,689
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	127,758	2,174,441
Park Hotels & Resorts Inc	39,009	432,219
		2,606,660
Industrial REITs - 0.4%
Americold Realty Trust Inc	55,411	678,231
EastGroup Properties Inc	9,897	1,675,166
First Industrial Realty Trust Inc	23,902	1,230,236
Lineage Inc	13,606	525,736
Rexford Industrial Realty Inc	44,556	1,831,697
STAG Industrial Inc Class A	35,120	1,239,385
		7,180,451
Office REITs - 0.3%
BXP Inc	29,523	2,194,740
Cousins Properties Inc	31,136	901,076
Highwoods Properties Inc	20,100	639,582
Kilroy Realty Corp	21,833	922,444
Vornado Realty Trust	32,717	1,326,020
		5,983,862
Real Estate Management & Development - 1.1%
CBRE Group Inc Class A (b)	48,949	7,712,405
CoStar Group Inc (b)	67,833	5,723,070
Howard Hughes Holdings Inc (b)	5,785	475,353
Jones Lang LaSalle Inc (b)	6,377	1,902,132
Zillow Group Inc Class A (b)	9,423	701,448
Zillow Group Inc Class C (b)	29,907	2,304,334
		18,818,742
Residential REITs - 1.7%
American Homes 4 Rent Class A	63,789	2,120,984
AvalonBay Communities Inc	26,426	5,104,710
Camden Property Trust	20,074	2,143,502
Equity LifeStyle Properties Inc	36,263	2,201,164
Equity Residential	70,260	4,547,930
Essex Property Trust Inc	11,856	3,173,377
Invitation Homes Inc	114,350	3,353,886
Mid-America Apartment Communities Inc	21,671	3,028,089
Sun Communities Inc	19,052	2,457,708
UDR Inc	58,466	2,178,443
		30,309,793
Retail REITs - 1.7%
Agree Realty Corp	20,575	1,461,648
Brixmor Property Group Inc	56,480	1,563,366
Federal Realty Investment Trust	15,995	1,620,453
Kimco Realty Corp	124,536	2,721,112
NNN REIT Inc	35,437	1,508,553
Realty Income Corp	168,597	10,249,012
Regency Centers Corp	33,495	2,441,786
Simon Property Group Inc	46,721	8,768,130
		30,334,060
Specialized REITs - 2.9%
Crown Castle Inc	81,221	7,837,014
CubeSmart	42,937	1,745,818
Digital Realty Trust Inc	62,569	10,816,930
EPR Properties	13,862	804,135
Extra Space Storage Inc	39,292	5,537,814
Gaming and Leisure Properties Inc	50,771	2,366,436
Iron Mountain Inc	54,530	5,558,788
Millrose Properties Inc Class A	22,164	744,932
National Storage Affiliates Trust	14,426	435,954
Rayonier Inc	29,077	771,704
SBA Communications Corp Class A	17,245	3,334,321
VICI Properties Inc	196,358	6,403,234
Weyerhaeuser Co	135,513	3,359,367
		49,716,447
TOTAL REAL ESTATE		162,472,112

Utilities - 7.2%
Electric Utilities - 3.5%
Alliant Energy Corp	47,749	3,218,760
Edison International	71,277	3,940,193
Entergy Corp	82,578	7,695,444
Evergy Inc	42,706	3,246,510
Eversource Energy	68,324	4,860,569
Exelon Corp	187,840	8,454,678
FirstEnergy Corp	102,285	4,686,699
IDACORP Inc	9,970	1,317,535
OGE Energy Corp	37,148	1,718,838
PG&E Corp	408,404	6,158,732
Pinnacle West Capital Corp	22,504	2,017,709
PPL Corp	137,421	5,106,564
Xcel Energy Inc	109,744	8,850,854
		61,273,085
Gas Utilities - 0.5%
Atmos Energy Corp	29,265	4,996,999
MDU Resources Group Inc (c)	37,533	668,463
National Fuel Gas Co	16,583	1,531,772
UGI Corp	39,763	1,322,517
		8,519,751
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	133,217	1,753,136
Clearway Energy Inc Class A	7,217	194,353
Clearway Energy Inc Class C	14,999	423,722
Talen Energy Corp (b)	8,389	3,568,513
		5,939,724
Multi-Utilities - 2.5%
Ameren Corp	49,906	5,209,188
CenterPoint Energy Inc	120,503	4,675,516
CMS Energy Corp	55,488	4,065,051
Consolidated Edison Inc	67,417	6,776,757
DTE Energy Co	38,334	5,421,578
NiSource Inc	87,064	3,769,871
Public Service Enterprise Group Inc	92,810	7,745,923
WEC Energy Group Inc	59,068	6,768,602
		44,432,486
Water Utilities - 0.4%
American Water Works Co Inc	36,150	5,031,719
Essential Utilities Inc	52,492	2,094,430
		7,126,149
TOTAL UTILITIES		127,291,195

TOTAL UNITED STATES		1,729,374,271
TOTAL COMMON STOCKS (Cost $1,456,810,339)		1,757,413,343

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $285,589)	4.15	287,000	285,623

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.21	3,553,547	3,554,258
Fidelity Securities Lending Cash Central Fund (h)(i)	4.19	18,320,678	18,322,510
TOTAL MONEY MARKET FUNDS (Cost $21,876,768)			21,876,768

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,478,972,696)	1,779,575,734
NET OTHER ASSETS (LIABILITIES) - (1.0)% (e)	(16,826,795)
NET ASSETS - 100.0%	1,762,748,939

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	11	12/19/2025	3,614,820	18,222	18,222

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Includes $39,846 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $285,623.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,417,762.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	65,399,405	61,845,027	45,517	(120)	-	3,554,258	3,553,547	0.0%
Fidelity Securities Lending Cash Central Fund	17,353,484	34,374,308	33,405,282	182,547	-	-	18,322,510	18,320,678	0.1%
Total	17,353,484	99,773,713	95,250,309	228,064	(120)	-	21,876,768

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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